Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 36,894	$ 45,673
Short-term bank deposits	86,924	334,537
Short-term financial products issued by banks	84,853	33,359
Short-term investments	7,983	14,143
Accounts receivable, net	34,668	32,803
Prepayments and other current assets	9,059	7,326
Contract assets	1,048	634
Held-for-sale assets	0	17,004
Total current assets	261,429	485,479
Non-current assets:
Property and equipment, net	22,708	12,946
Operating lease right-of-use assets	4,011	2,344
Intangible assets	1,274	2,727
Goodwill	0	31,928	$ 56,142
Long-term bank deposits	143,127	0
Long-term financial products issued by banks	20,000	39,000
Long-term investments	43,893	55,159
Land use right, net	167,246	0
Prepayment for land use right	0	168,244
Other non-current assets	10,907	2,888
Total non-current assets	413,166	315,236
Total assets	674,595	800,715
Current liabilities:
Accounts payable	12,996	10,103
Advances from customers	7,765	8,352
Taxes payable	906	1,867
Current operating lease liabilities	2,447	1,932
Accrued expenses and other current liabilities	32,780	47,011
Held-for-sale liabilities	0	2,388
Total current liabilities	56,894	71,653
Non-current liabilities:
Long term payable	3	55
Long-term operating lease liabilities	1,726	340
Deferred tax liabilities	196	407
Long-term borrowings	11,027	0
Total non-current liabilities	12,952	802
Total liabilities	69,846	72,455
Commitments and contingencies (Note 24)
Shareholders' equity
Additional paid-in-capital	1,138,346	1,134,704
Treasury shares at cost	(79,716)	(41,815)
Accumulated other comprehensive loss	(10,027)	(7,994)
Accumulated deficit	(443,901)	(356,682)
Total shareholders' equity	604,749	728,260	$ 866,261
Total liabilities, and shareholders' equity	674,595	800,715
Common Class A
Shareholders' equity
Ordinary shares	39	39
Common Class B
Shareholders' equity
Ordinary shares	$ 8	$ 8